CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 39,760	$ 6,636
Marketable securities	53,074	401
Accounts receivable (net of allowance of $144 and $127 at December 31, 2013 and 2014 respectively)	1,679	6,204
Inventory	6,729	2,410
Research and development tax credit receivable current portion	5,932	14,139
Prepaid expenses and other current assets	4,418	2,481
Total current assets from continuing operations	111,592	32,271
Total current assets from Assets held for sale	730	1,352
Goodwill	18,491	18,491
Property and equipment, net	1,776	2,391
Intangible assets, net	28,389	40,139
Other assets:
Income tax deferred charge	13,102
Research and development tax credit receivable less current portion	0	6,410
Other long-term assets from continuing operations	125	154
Total long-term assets from continuing operations	61,883	67,585
Total long term from assets held for sale	0	15,044
Total assets including "assets held for sale"	174,205	116,252
Current liabilities:
Current portion of long-term debt	42,332	19,194
Current portion of capital lease obligations	13	16
Accounts payable	8,024	5,099
Deferred revenue	1,336	1,264
Advances from customers	0	116
Accrued expenses	5,667	6,527
Other current liabilities	5,659	7,478
Income tax payable	7,643	0
Total current liabilities from continuing operations	70,674	39,694
Total current liabilities from liabilities held for sale	168	901
Long-term debt, less current portion	76,135	66,320
Capital lease obligations, less current portion	0	15
Deferred tax liabilities	0	2,806
Other long-term liabilities	2,333	8,314
Total long-term liabilities from continuing operations	78,468	77,455
Total long-term liabilities from liabilities held for sale	0	7,714
Shareholders' equity :
Ordinary shares: 25,612,5500 issued and outstanding at December 31, 2013 and 40,191,264 at December 31, 2014 (shares authorised 52,683,254) at nominal value of 0.122 euro	6,188	3,746
Additional paid-in capital	346,582	211,473
Accumulated deficit	(320,452)	(235,546)
Accumulated other comprehensive income (loss)	(7,423)	10,815
Total shareholders' equity	24,895	(9,512)
Total Liabilities and shareholder's equity including held for sale	$ 174,205	$ 116,252